Risk Management - Basel III standard approach of market risk management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	₩ 174,304	₩ 324,327
General interest rate risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	29,029	37,832
Equity risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	3,006	9,376
Commodity risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	51	12
Foreign exchange risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	114,174	249,044
Non-securitization credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	18,258	27,371
Securitization (excluding CTP (Correlation Trading Portfolio)) credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
CTP credit spread risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
Non-Securitization bankruptcy risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	8,604	0
Securitization (excluding CTP) default risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
CTP default risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	0	0
Residual risk
Disclosure In Tabular Form of Market Risk Management [Line Items]
Risk Group	₩ 1,182	₩ 692